Property and equipment, net - Additional Information (Detail) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012 USD ($)	Dec. 31, 2012 CNY	Dec. 31, 2011 CNY	Dec. 31, 2010 CNY
Property, Plant and Equipment [Line Items]
Depreciation expense	$ 4,667	29,074	12,888	4,284